Loans and Loans Held for Sale (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Amount of residential mortgage loans held for sale	$ 14,800	$ 6,000
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Interest rate lock derivative	$ 123